SUPPLEMENTAL INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase Decrease In Working Capital [Abstract]
Accounts receivable	CAD (34,041)	CAD 28,780
Crude oil inventory	(2,577)	1,311
Prepaid expenses	(1,884)	1,762
Accounts payable and accrued liabilities	37,527	(67,190)
Income taxes payable	2,842	30,213
Foreign exchange	(795)	1,192
Changes in non-cash working capital	1,072	(3,932)
Changes in non-cash operating working capital	665	8,366
Changes in non-cash investing working capital	407	(12,298)
Changes in non-cash working capital	CAD 1,072	CAD (3,932)